Intangible assets, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible assets, net
Gross	¥ 38,682	¥ 36,864
Accumulated Amortization	(26,448)	(24,136)
Net	12,234	12,728
Amortization of acquired intangible assets	2,312	2,427	¥ 3,018
Future amortization expense
2015	1,906
2016	1,906
2017	1,906
2018	1,906
2019	1,906
Technical know-how
Intangible assets, net
Gross	9,000	9,000
Accumulated Amortization	(9,000)	(9,000)
Customer relationship
Intangible assets, net
Gross	3,191	3,191
Accumulated Amortization	(2,606)	(1,968)
Net	585	1,223
Purchased software and others
Intangible assets, net
Gross	26,491	24,673
Accumulated Amortization	(14,842)	(13,168)
Net	¥ 11,649	¥ 11,505